EVENTS OCCURRING AFTER THE REPORTING PERIOD	6 Months Ended
Dec. 31, 2025
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

18.   EVENTS OCCURRING AFTER THE REPORTING PERIOD.

See Notes 4 and 5.11 for subsequent events related to the Secured notes and Borrowings.

On January 23, 2026, we entered into an amendment to the Global Commercial Collaboration Agreement with Syngenta Crop Protection AG, designed to align the contractual framework with changes in the product portfolio, market scope, and the stage of development of the collaboration, without modifying its strategic nature. The amendment primarily introduces changes related to commercial targets, distribution rights, and exclusivity provisions. In particular, it revises the scope of exclusivity by product and territory, including differentiated arrangements for certain countries and product lines, and formalizes the inclusion and removal of specific products under the agreement.

Subsequent to December 31, 2025, there have been no other situations or circumstances that may require significant adjustments or further disclosure in these consolidated financial statements that were not mentioned above.